Operating costs - Average number of employees (Details) - employee	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Disclosure of operating segments [line items]
Average number of employees	27,775	28,420	29,917
Operating segments | North America
Disclosure of operating segments [line items]
Average number of employees	2,466	2,410	2,406
Operating segments | Europe and Turkey
Disclosure of operating segments [line items]
Average number of employees	3,350	3,609	3,747
Operating segments | Africa
Disclosure of operating segments [line items]
Average number of employees	4,003	4,338	4,625
Operating segments | Latin America and Caribbean
Disclosure of operating segments [line items]
Average number of employees	1,549	1,610	2,536
Operating segments | Asia Pacific
Disclosure of operating segments [line items]
Average number of employees	6,559	7,038	8,008
Operating segments | ISC
Disclosure of operating segments [line items]
Average number of employees	4,908	4,919	4,227
Corporate and other
Disclosure of operating segments [line items]
Average number of employees	4,940	4,496	4,368